Label	Element	Value
Prospectus:	rr_ProspectusTable
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Apr. 30, 2015
Registrant Name	dei_EntityRegistrantName	John Hancock Exchange-Traded Fund Trust
Central Index Key	dei_EntityCentralIndexKey	0001478482
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jan. 26, 2016
Document Effective Date	dei_DocumentEffectiveDate	Jan. 27, 2016
Prospectus Date	rr_ProspectusDate	Sep. 15, 2015